PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 792,326		$ 740,296
Accumulated depreciation	(69,419)		(55,808)
Property, plant and equipment, net	722,907		684,488
Depreciation	(13,611)	$ (11,340)
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	101,857		99,707
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	334,897		333,609
Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	258,456		211,797
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	90,877		90,373
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,239		$ 4,810